UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118


13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:


/s/ Andrew Schaefer             Middleburg, VA               November 14, 2011
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:  $589,134
                                          (x1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.     Form 13F File Number            Name
---     --------------------            ---------------------
1.      028-13109                       Braddock Partners, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                        VALUE        SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE

AMERICAN TOWER CORP           CL A            029912201      75,616    1,372,350  SH          Sole        NONE    1,372,350
APPLE INC                     COM             037833100       1,660        4,100  SH          Sole        NONE        4,100
BANK OF AMERICA CORPORATION   COM             060505104       7,513    1,100,000  SH          Sole        NONE    1,100,000
BECTON DICKINSON & CO         COM             075887109       3,911       50,000  SH          Sole        NONE       50,000
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702      16,452      211,300  SH          Sole        NONE      211,300
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       7,952           68  SH          Sole        NONE           68
CSX CORP                      COM             126408103       1,184       53,304  SH          Sole        NONE       53,304
CARMAX INC                    COM             143130102      24,228      805,981  SH          Sole        NONE      805,981
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207       6,022       80,000  SH          Sole        NONE       80,000
DOLLAR TREE INC               COM             256746108      57,418      718,082  SH          Sole        NONE      718,082
ENSTAR GROUP LIMITED          SHS             G3075P101      43,136      469,018  SH          Sole        NONE      469,018
FACTSET RESH SYS INC          COM             303075105      15,286      153,750  SH          Sole        NONE      153,750
HARTFORD FINL SVCS GROUP INC  COM             416515104       5,775      300,000  SH          Sole        NONE      300,000
LPL INVT HLDGS INC            COM             50213H100       8,396      289,425  SH          Sole        NONE      289,425
LAMAR ADVERTISING CO          CL A            512815101      32,359    1,438,798  SH          Sole        NONE    1,438,798
MARKEL CORP                   COM             570535104      51,049      132,079  SH          Sole        NONE      132,079
MASTERCARD INC                CL A            57636Q104      64,958      187,070  SH          Sole        NONE      187,070
MIDDLEBURG FINANCIAL CORP     COM             596094102       1,896      128,530  SH          Sole        NONE      128,530
O REILLY AUTOMOTIVE INC NEW   COM             67103H107      41,107      540,525  SH          Sole        NONE      540,525
PENN NATL GAMING INC          COM             707569109      10,243      284,534  SH          Sole        NONE      284,534
PRIMO WTR CORP                COM             74165N105         456       75,000  SH          Sole        NONE       75,000
ROSS STORES INC               COM             778296103      56,277      641,480  SH          Sole        NONE      641,480
PRICE T ROWE GROUP INC        COM             74144T108       5,819      110,130  SH          Sole        NONE      110,130
TD AMERITRADE HLDG CORP       COM             87236Y108       9,565      570,000  SH          Sole        NONE      570,000
TJX COS INC NEW               COM             872540109      15,072      255,760  SH          Sole        NONE      255,760
TECHNE CORP                   COM             878377100       3,440       50,000  SH          Sole        NONE       50,000
WHITE RIVER CAPITAL INC       COM             96445P105       1,840       93,273  SH          Sole        NONE       93,273
ANNALY CAP MGMT INC           COM             035710409       3,525      209,225  SH          Sole        NONE      209,225
ENTERPRISE PRODS PARTNERS L   COM             293792107         592       13,207  SH          Sole        NONE       13,207
ENTERTAINMENT PPTYS TR        COM SH BEN INT  29380T105         236        5,265  SH          Sole        NONE        5,265
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD    416515708      15,717      749,835  SH          Sole        NONE      749,835
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102         434       13,620  SH          Sole        NONE       13,620

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